Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	$ 141	$ 125
Allowance for loan losses, Collectively evaluated for impairment	13,530	12,883
Allowance for loan losses, Total	13,679	13,134	$ 13,305	$ 14,361
Outstanding loan balances, Individually evaluated for impairment	2,857	3,460
Outstanding loan balances, Collectively evaluated for impairment	1,558,160	1,160,986
Outstanding loan balances, Total	1,561,941	1,164,661
Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration	8	126
Loan balance of loans acquired with credit deterioration	924	215
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment		4
Allowance for loan losses, Collectively evaluated for impairment	1,747	1,476
Allowance for loan losses, Total	1,747	1,562	2,018	1,478
Outstanding loan balances, Individually evaluated for impairment	367	438
Outstanding loan balances, Collectively evaluated for impairment	176,693	151,948
Outstanding loan balances, Total	177,101	152,473
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration		82
Loan balance of loans acquired with credit deterioration	41	87
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	12	6
Allowance for loan losses, Collectively evaluated for impairment	1,950	2,037
Allowance for loan losses, Total	1,962	2,043	2,171	2,467
Outstanding loan balances, Individually evaluated for impairment	484	1,010
Outstanding loan balances, Collectively evaluated for impairment	209,637	163,089
Outstanding loan balances, Total	210,121	164,099
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	5,803	5,307
Allowance for loan losses, Total	5,803	5,307	4,606	4,657
Outstanding loan balances, Individually evaluated for impairment	31	44
Outstanding loan balances, Collectively evaluated for impairment	523,567	425,579
Outstanding loan balances, Total	523,598	425,623
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	122	109
Allowance for loan losses, Collectively evaluated for impairment	1,401	1,757
Allowance for loan losses, Total	1,531	1,910	3,089	4,086
Outstanding loan balances, Individually evaluated for impairment	1,279	1,360
Outstanding loan balances, Collectively evaluated for impairment	455,688	267,247
Outstanding loan balances, Total	457,850	268,735
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration	8	44
Loan balance of loans acquired with credit deterioration	883	128
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	1,046	834
Allowance for loan losses, Total	1,046	834	420	371
Outstanding loan balances, Collectively evaluated for impairment	135,195	97,531
Outstanding loan balances, Total	135,195	97,531
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	7	6
Allowance for loan losses, Collectively evaluated for impairment	390	424
Allowance for loan losses, Total	397	430	442	538
Outstanding loan balances, Individually evaluated for impairment	696	608
Outstanding loan balances, Collectively evaluated for impairment	37,817	38,853
Outstanding loan balances, Total	38,513	39,461
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	284	290
Allowance for loan losses, Total	284	290	314	382
Outstanding loan balances, Collectively evaluated for impairment	19,563	16,739
Outstanding loan balances, Total	19,563	16,739
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	909	758
Allowance for loan losses, Total	$ 909	$ 758	$ 245	$ 382